Darin Smith
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

February 14, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:  Equitable Financial Life Insurance Company (“Equitable Financial”)

   Post-Effective Amendment No. 1 to the Registration Statement on Form N-4

   Income Manager payout annuity contracts

   File No. 333-283623

Commissioners:

On behalf of Equitable Financial, we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 listed above under the Securities Act of 1933, as amended. This filing is to convert the interests in certain fixed maturity options that include market value adjustment features (“MVA interests”) under certain payout annuity contracts offered by Equitable Financial, currently registered on Form S-3, to the newly amended Form N-4 requirements tailored to register registered index-linked annuities and registered market value adjustment annuities.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best regards,

/s/ Darin Smith
Darin Smith